14. Deferred Compensation and Supplemental Employee Retirement Plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Directors Deferred Compensation Plan
Benefits accrued with the plan	$ 141,857	$ 179,080
Expenses associated with the plan	779	20,214
Supplemental Employee Retirement Plan
Benefits accrued with the plan	575,709	461,519
Expenses associated with the plan	$ 114,190	$ 86,996